Financial Statement Schedule I Condensed Financial Information of Parent Company - Convenience Translation - Additional Information (Details)	Dec. 31, 2024
Additional Financial Statement Information [Line Items]
Foreign Currency Exchange Rate, Translation	7.2993
Parent Company
Additional Financial Statement Information [Line Items]
Foreign Currency Exchange Rate, Translation	7.2993